Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net operating losses carry forwards
Expiration of operating losses	between 2014 and 2030
Additional net operating loss	$ 8,900,000
Additional net tax credits	500,000
Income Taxes
Credits available for carry forward, subject to expirations	10,064,000
Credits available for carry forward, not subject to expirations	1,323,000
Valuation allowance recorded against net operating losses and deferred tax assets	68,205,000	58,314,000
Period over which cumulative increases in the ownership interests of 5% stockholders is measured	3 years
Percentage of stock held by shareholders for which cumulative increases in their ownership interests is measured over a 3 year period	5.00%
Income tax benefit from foreign tax holidays	984,000	629,000	416,000
Expiration of tax holidays	between 2013 and 2031	between 2013 and 2031
Earnings held by foreign subsidiaries, designated as indefinitely reinvested outside the U.S	70,856,000
U.S. federal
Net operating losses carry forwards
Net operating losses carry forwards, subject to expirations	41,547,000	53,696,000
Expiration of operating losses	between 2024 and 2031	between 2024 and 2031
State
Net operating losses carry forwards
Net operating losses carry forwards, subject to expirations	33,447,000	28,902,000
Expiration of operating losses	between 2013 and 2031	between 2013 and 2031
Additional net operating loss	500,000
Foreign
Net operating losses carry forwards
Net operating losses carry forwards, subject to expirations	7,190,000	6,906,000
Expiration of operating losses	various periods through 2022	various periods through 2022
Net operating losses carry forwards, not subject to expirations	$ 14,878,000	$ 14,983,000